ELFUN TAX EXEMPT INCOME FUND
Elfun Tax-Exempt Income Fund
Investment Objective
As high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	ELFUN TAX EXEMPT INCOME FUND Elfun Tax Exempt Income Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses	ELFUN TAX EXEMPT INCOME FUND Elfun Tax Exempt Income Fund
Management Expenses	0.16%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.19%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your units at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ELFUN TAX EXEMPT INCOME FUND Elfun Tax Exempt Income Fund	19	61	107	243

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, the portfolio manager manages the Fund so that at least 80% of the Fund’s income is exempt from both regular federal income taxes and the federal alternative minimum tax.

The portfolio manager seeks to identify debt securities with characteristics such as:

• attractive yields and prices

• the potential for income generation

• the potential for capital appreciation

• reasonable credit quality

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund generally will have an effective duration of 75% to 125% of the duration of the Barclays Capital Municipal Bond Index. As of December 31, 2011, the effective duration of the Barclays Capital Municipal Bond Index was 8.0 years. Portfolio duration is one measure of risk, as noted under “Interest Rate Risk” below.

The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The portfolio manager may also invest in various types of derivatives to manage interest rate exposure (also known as duration) and to manage exposure to credit quality.

Principal Risks

The principal risks of investing in the Fund are:

Municipal Obligations Risk is the risk of investing in municipal securities, and includes interest rate risk and the credit risk of the issuers of municipal securities. The municipal securities market is volatile and may be significantly affected by adverse tax, legislative or political changes. To the extent that the Fund remains relatively small, it may have fewer favorable investment opportunities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.
Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were: Highest 6.63% (quarter ended September 30, 2009) Lowest -4.57% (quarter ended December 31, 2010)
Average Annual Total Returns (%) (for the periods ended December 31, 2011)
Average Annual Total Returns ELFUN TAX EXEMPT INCOME FUND	1 Year	5 Years	10 Years
Elfun Tax Exempt Income Fund	10.57%	5.14%	5.32%
Return After Taxes on Distributions Elfun Tax Exempt Income Fund	10.52%	5.09%	5.24%
Return After Taxes on Distributions and Sale of Fund Units Elfun Tax Exempt Income Fund	8.49%	5.01%	5.19%
Barclays Capital Municipal Bond Index (does not reflect fees, expenses or taxes)	10.70%	5.23%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund units through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.